DEBT - Fair Value of Convertible Notes (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 06, 2022 $ / shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liability	$ (3,234,586)	$ 190,911
Measurement Input, Asset Price [Member] | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares			8.69
Measurement Input, Asset Price [Member] | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares			8.69
Measurement Input, Risky Yield [Member] | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.3080
Measurement Input, Risky Yield [Member] | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.4020
Expected Volatility | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.40
Expected Volatility | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.40
Risk-Free Interest rate | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.0407
Risk-Free Interest rate | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.0401
Senior Convertible Notes | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible notes on issuance	14,536,000
Change in fair value of convertible notes	(885,000)
Convertible notes, ending balance	$ 13,651,000
Senior Convertible Notes | Measurement Input, Asset Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares	5.56
Senior Convertible Notes | Measurement Input, Risky Yield [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.3180
Senior Convertible Notes | Expected Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.45
Senior Convertible Notes | Risk-Free Interest rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.0423
Subordinated Convertible Notes | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible notes on issuance	$ 10,223,000
Change in fair value of convertible notes	(69,000)
Convertible notes, ending balance	$ 10,154,000
Subordinated Convertible Notes | Measurement Input, Asset Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares	5.56
Subordinated Convertible Notes | Measurement Input, Risky Yield [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.4120
Subordinated Convertible Notes | Expected Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.45
Subordinated Convertible Notes | Risk-Free Interest rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.0419
Senior and Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest accrued	$ 311,919
Issuance costs	83,000
Change in fair value of warrant liability	$ 5,845